TOWERJAZZ TEXAS INC. ESTABLISHMENT	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
TOWERJAZZ TEXAS INC. ESTABLISHMENT
NOTE 3         -     TOWERJAZZ TEXAS INC. ESTABLISHMENT

In February 2016, Tower acquired at a purchase price of $40,000, a fabrication facility in San Antonio, Texas from Maxim Integrated Products Inc. (“Maxim”). The acquisition was done through an indirectly wholly owned subsidiary of Tower, TJT.

The agreement with Maxim included an earn-out mechanism for a period of up to 10 months. According to that mechanism, if the proceeds from the sale of the shares by Maxim during the 10 month period plus the value of the shares remaining, if any, as of the last day of this 10 month period, will exceed $40,000, Maxim would need to pay the Company such excess amount, in cash, but in no event more than $6,000. On the date of acquisition, the mechanism had a fair value of zero. On the date of settlement, the earn-out mechanism resulted in a gain of $6,000 to the Company, of which $1,000 was paid in 2016 and $5,000 was paid in 2017.

In addition, Tower and Maxim entered into a long-term 15 year manufacturing agreement, under which Maxim is committed to buy products from TJT in gradually decreasing quantities.